USAA                         USAA INVESTMENT TRUST
EAGLE                         Income Strategy Fund
LOGO

                        SUPPLEMENT DATED AUGUST 1, 2001
                            TO THE FUND'S PROSPECTUS
                             DATED OCTOBER 1, 2000

(*) THE FOLLOWING  INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "COULD
    THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?" SECTION ON PAGE 3.

================================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDING DECEMBER 31, 2000)

                                          Past         Past      Since Inception
                                         1 Year       5 Years       (9/1/95)
-------------------------------------------------------------------------------
Income Strategy Fund                      6.01%        7.39%        8.83%
-------------------------------------------------------------------------------
Lipper General Bond Fund Index*           8.29%        6.39%        7.04%+
-------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index**   11.63%        6.46%        7.07%+
================================================================================


      * THE LIPPER GENERAL BOND FUND INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 10 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT DO NOT HAVE ANY QUALITY OR MATURITY RESTRICTIONS. INTEND TO KEEP BULK OF ASSETS IN CORPORATE AND GOVERNMENT DEBT ISSUES.

       + THE PERFORMANCE OF THE LIPPER GENERAL BOND FUND INDEX AND THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS CALCULATED AT THE END OF THE MONTH, AUGUST 31, 1995, WHILE THE FUND'S INCEPTION DATE IS SEPTEMBER 1, 1995. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.

       ** THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AN UNMANAGED INDEX MADE UP OF THE GOVERNMENT/CORPORATE INDEX, THE MORTGAGE-BACKED SECURITIES INDEX, AND THE ASSET-BACKED SECURITIES INDEX.

(*) THE FOLLOWING  INFORMATION  REPLACES SIMILAR INFORMATION FOUND IN THE "FEES
    AND EXPENSES" SECTION ON PAGE 5.

ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses (before waivers) during the past fiscal year ended May 31, 2001, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets (ANA).

 MANAGEMENT     DISTRIBUTION          OTHER                  TOTAL ANNUAL
   FEES         (12B-1) FEES        EXPENSES              OPERATING EXPENSES*
------------------------------------------------------------------------------
   .50%            None               .64%                       1.14%

   ----------------
     * Beginning August 1, 2001, we have voluntarily agreed to limit the Income Strategy Fund's annual expenses to .95% of its ANA as shown below, excluding credits from fee offset arrangements, and will reimburse the Fund for all expenses in excess of this amount through September 30, 2002.


                                REIMBURSEMENT                  ACTUAL FUND
    TOTAL ANNUAL             FROM USAA INVESTMENT          OPERATING EXPENSES
FUND OPERATING EXPENSES       MANAGEMENT COMPANY          AFTER REIMBURSEMENT
------------------------------------------------------------------------------
      1.14%                         .19%                          .95%

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses (before any applicable reimbursement) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

     1 YEAR             3 YEARS            5 YEARS            10 YEARS
---------------------------------------------------------------------------
     $116               $362                $628              $1,386

(*) THE FOLLOWING  INFORMATION  REPLACES SIMILAR INFORMATION FOUND IN THE "FUND
    MANAGEMENT" SECTION ON PAGE 11.

USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. As of the date of this prospectus, we had approximately $43 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Trustees. For our services, the Fund pays us an annual fee. This fee, which is accrued daily and paid monthly, is computed as a percentage of average net assets. The fee is computed at one-half of one percent (.50%) of average net assets for the fiscal year ended May 31, 2001. The fee we would have received for the fiscal year ended May 31, 2001, if we had made reimbursement to the Fund, would have been equal to .31% of average net assets.

Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper General Bond Fund Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper Index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2005, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

 OVER/UNDER PERFORMANCE RELATIVE TO INDEX             ANNUAL ADJUSTMENT RATE
           (IN BASIS POINTS) 1                  (IN BASIS POINTS AS A PERCENTAGE
                                                 OF A FUND'S AVERAGE NET ASSETS)
               +/- 20 to 50                                   +/- 4
              +/- 51 to 100                                   +/- 5
           +/- 101 and greater                                +/- 6

-----------
  1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%).

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

38912-0701

USAA                         USAA INVESTMENT TRUST
EAGLE                        Balanced Strategy Fund
LOGO

                        SUPPLEMENT DATED AUGUST 1, 2001
                            TO THE FUND'S PROSPECTUS
                             DATED OCTOBER 1, 2000

(*) THE FOLLOWING  INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "COULD
    THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?" SECTION ON PAGE 3.

===============================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDING DECEMBER 31, 2000)

                                          Past          Past    Since Inception
                                         1 Year        5 Years     (9/1/95)
-------------------------------------------------------------------------------
 Balanced Strategy Fund                   -4.50%       10.76%      10.72%
-------------------------------------------------------------------------------
 Lipper Balanced Fund Index*               2.39%       11.80%      12.43%+
-------------------------------------------------------------------------------
 Lehman Brothers Aggregate Bond Index**   11.63%        6.46%       7.07%+
-------------------------------------------------------------------------------
 S&P 500 Index**                          -9.10%       18.33%      19.30%+
===============================================================================

      * THE LIPPER BALANCED FUND INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS WHOSE PRIMARY OBJECTIVE IS TO CONSERVE PRINCIPAL BY MAINTAINING AT ALL TIMES A BALANCED PORTFOLIO OF BOTH STOCKS AND BONDS. TYPICALLY, THE STOCK/BOND RATIO RANGES AROUND 60%/40%.

     + THE PERFORMANCE OF THE LIPPER BALANCED FUND INDEX, THE LEHMAN BROTHERS AGGREGATE BOND INDEX, AND THE S&P 500 INDEX IS CALCULATED AT THE END OF THE MONTH, AUGUST 31, 1995, WHILE THE FUND'S INCEPTION DATE IS SEPTEMBER 1, 1995. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.

     ** THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AN UNMANAGED INDEX MADE UP OF THE GOVERNMENT/CORPORATE INDEX, THE MORTGAGE-BACKED SECURITIES INDEX, AND THE ASSET-BACKED SECURITIES INDEX. THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE, UNMANAGED INDEX THAT REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

(*) THE FOLLOWING  INFORMATION  REPLACES SIMILAR INFORMATION FOUND IN THE "FEES
    AND EXPENSES" SECTION ON PAGE 5.

ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses (before waivers) during the past fiscal year ended May 31, 2001, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets.

 MANAGEMENT      DISTRIBUTION           OTHER                 TOTAL ANNUAL
    FEES         (12B-1) FEES          EXPENSES            OPERATING EXPENSES*
------------------------------------------------------------------------------
  .75%              None                 .59%                    1.34%

    ---------------------
     * Beginning August 1, 2001, we have voluntarily agreed to limit the Balanced Strategy Fund's annual expenses to 1.00% of its ANA as shown below, excluding credits from fee offset arrangements, and will reimburse the Fund for all expenses in excess of this amount through September 30, 2002.

                                  REIMBURSEMENT               ACTUAL FUND
      TOTAL ANNUAL             FROM USAA INVESTMENT        OPERATING EXPENSES
 FUND OPERATING EXPENSES        MANAGEMENT COMPANY         AFTER REIMBURSEMENT
----------------------------------------------------------------------------
         1.34%                        .34%                        1.00%

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses (before any applicable reimbursement) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

     1 YEAR             3 YEARS            5 YEARS            10 YEARS
----------------------------------------------------------------------------
      $136               $425                $734              $1,613

(*) THE FOLLOWING  INFORMATION  REPLACES SIMILAR INFORMATION FOUND IN THE "FUND
    MANAGEMENT" SECTION ON PAGE 11.

USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. As of the date of this prospectus, we had approximately $43 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Trustees. For our services, the Fund pays us an annual fee. This fee, which is accrued daily and paid monthly, is computed as a percentage of average net assets. The fee is computed at three-fourths of one percent (.75%) of average net assets for the fiscal year ended May 31, 2001. The fee we would have received for the fiscal year ended May 31, 2001, after we made reimbursement to the Fund, would have been equal to
 .41% of average net assets.

Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Balanced Fund Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper Index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2005, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

 OVER/UNDER PERFORMANCE RELATIVE TO INDEX             ANNUAL ADJUSTMENT RATE
           (IN BASIS POINTS) 1                  (IN BASIS POINTS AS A PERCENTAGE
                                                 OF A FUND'S AVERAGE NET ASSETS)
              +/- 100 to 400                                   +/- 4
              +/- 401 to 700                                   +/- 5
            +/- 701 and greater                                +/- 6

----------
   1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%).

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
38913-0701

USAA                         USAA INVESTMENT TRUST
EAGLE                         Growth Strategy Fund
LOGO

                        SUPPLEMENT DATED AUGUST 1, 2001
                            TO THE FUND'S PROSPECTUS
                             DATED OCTOBER 1, 2000

(*) THE FOLLOWING  INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "COULD
    THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?" SECTION ON PAGE 3.

===============================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDING DECEMBER 31, 2000)

                                           Past         Past    Since Inception
                                          1 Year       5 Years      (9/1/95)
-------------------------------------------------------------------------------
 Growth Strategy Fund                     -6.80%       11.54%        12.10%
-------------------------------------------------------------------------------
 Lipper Flexible Portfolio Fund Index*      .64%       11.40%        11.69%+
-------------------------------------------------------------------------------
 S&P 500 Index**                          -9.10%       18.33%        19.30%+
===============================================================================

      *  THE  LIPPER  FLEXIBLE  PORTFOLIO  FUND INDEX  TRACKS THE TOTAL  RETURN
         PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT ALLOCATE THEIR INVESTMENTS ACROSS VARIOUS ASSET CLASSES, INCLUDING DOMESTIC COMMON STOCKS, BONDS, AND MONEY MARKET INSTRUMENTS WITH A FOCUS ON TOTAL RETURN.

     + THE PERFORMANCE OF THE LIPPER FLEXIBLE PORTFOLIO FUND INDEX AND THE S&P 500 INDEX IS CALCULATED AT THE END OF THE MONTH, AUGUST 31, 1995, WHILE THE FUND'S INCEPTION DATE IS SEPTEMBER 1, 1995. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.

     ** THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE, UNMANAGED INDEX THAT REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

(*) THE FOLLOWING  INFORMATION  REPLACES SIMILAR INFORMATION FOUND IN THE "FEES
    AND EXPENSES" SECTION ON PAGE 5.

ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses (before waivers) during the past fiscal year ended May 31, 2001, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets.

   MANAGEMENT         DISTRIBUTION         OTHER                TOTAL ANNUAL
     FEES            (12B-1) FEES        EXPENSES            OPERATING EXPENSES*
-------------------------------------------------------------------------------
     .75%               None              .59%                      1.34%

    ------------
     * Beginning August 1, 2001, we have voluntarily agreed to limit the Growth Strategy Fund's annual expenses to .98% of its ANA as shown below, excluding credits from fee offset arrangements, and will reimburse the Fund for all expenses in excess of this amount through September 30, 2002.


                                REIMBURSEMENT                 ACTUAL FUND
       TOTAL ANNUAL          FROM USAA INVESTMENT         OPERATING EXPENSES
 FUND OPERATING EXPENSES      MANAGEMENT COMPANY         AFTER REIMBURSEMENT
-------------------------------------------------------------------------------
         1.34%                     .36%                          .98%

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses (before any applicable reimbursement) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

     1 YEAR             3 YEARS            5 YEARS            10 YEARS
------------------------------------------------------------------------------
      $136               $425                $734              $1,613

(*) THE FOLLOWING  INFORMATION  REPLACES SIMILAR INFORMATION FOUND IN THE "FUND
    MANAGEMENT" SECTION ON PAGE 13.

USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. As of the date of this prospectus, we had approximately $43 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Trustees. For our services, the Fund pays us an annual fee. This fee, which is accrued daily and paid monthly, is computed as a percentage of average net assets. The fee is computed at three-fourths of one percent (.75%) of average net assets for the fiscal year ended May 31, 2001. The fee we would have received for the fiscal year ended May 31, 2001, if we made reimbursement to the Fund, would have been equal to
 .39% of average net assets.

Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Flexible Portfolio Fund Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper Index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2005, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

 OVER/UNDER PERFORMANCE RELATIVE TO INDEX            ANNUAL ADJUSTMENT RATE
           (IN BASIS POINTS) 1                 (IN BASIS POINTS AS A PERCENTAGE
                                                OF A FUND'S AVERAGE NET ASSETS)
             +/- 100 to 400                                   +/- 4
             +/- 401 to 700                                   +/- 5
           +/- 701 and greater                                +/- 6

-----------
  1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%).

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Fund.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

38914-0701

USAA                         USAA INVESTMENT TRUST
EAGLE                      Cornerstone Strategy Fund
LOGO

                        SUPPLEMENT DATED AUGUST 1, 2001
                            TO THE FUND'S PROSPECTUS
                             DATED OCTOBER 1, 2000

(*) THE FOLLOWING  INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "COULD
    THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?" SECTION ON PAGE 3.

===============================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDING DECEMBER 31, 2000)

                                                                    Life of
                               Past        Past        Past           Fund
                              1 Year      5 Years     10 Years      (8/15/84)
-------------------------------------------------------------------------------
Cornerstone Strategy Fund      2.75%       9.09%       10.72%       11.36%
-------------------------------------------------------------------------------
Lipper Global Flexible
 Portfolio Fund Index*        -1.41%      11.07%       10.69%         N/A
-------------------------------------------------------------------------------
S&P 500 Index**               -9.10%      18.33%       17.44%      17.34%+
===============================================================================

      * THE LIPPER GLOBAL FLEXIBLE PORTFOLIO FUND INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT ALLOCATE THEIR INVESTMENTS ACROSS VARIOUS ASSET CLASSES, INCLUDING BOTH DOMESTIC AND FOREIGN STOCKS, BONDS, AND MONEY MARKET INSTRUMENTS WITH A FOCUS ON TOTAL RETURN. AT LEAST 25% OF EACH PORTFOLIO IS INVESTED IN SECURITIES TRADED OUTSIDE OF THE UNITED STATES, INCLUDING SHARES OF GOLD MINES, GOLD-ORIENTED MINING FINANCE HOUSES, GOLD COINS, OR BULLION.

     ** THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE, UNMANAGED INDEX THAT REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

     + THE PERFORMANCE OF THE S&P 500 INDEX IS CALCULATED AT THE END OF THE MONTH, JULY 31, 1984, WHILE THE FUND'S INCEPTION DATE IS AUGUST 15, 1984. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.

(*) THE FOLLOWING  INFORMATION  REPLACES SIMILAR INFORMATION FOUND IN THE "FEES
    AND EXPENSES" SECTION ON PAGE 5.

ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses during the past fiscal year ended May 31, 2001, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets.

 MANAGEMENT        DISTRIBUTION           OTHER               TOTAL ANNUAL
   FEES           (12B-1) FEES          EXPENSES           OPERATING EXPENSES
-------------------------------------------------------------------------------
    .75%             None                 .44%                    1.19%

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

        1 YEAR             3 YEARS            5 YEARS            10 YEARS
-------------------------------------------------------------------------------
         $119               $372                $644              $1,420

(*) The Fund's Board of Trustees, at its July 17, 2001 meeting approved replacing the "Gold Securities" category with a new "Precious Metals and Minerals Securities" category, to become effective October 1, 2001. Accordingly, at that time, the investment categories and target ranges as set forth in the first Q and A on page 6 of the prospectus will be as follows:

                                                       PERCENTAGE TARGET RANGE
                                                            OF NET ASSETS

           INVESTMENT CATEGORY                          OLD                NEW
     U.S. Stocks                                       25-55%           25-55%
     International Stocks                              25-35%           25-35%
     U.S. Government Securities                        15-30%           15-30%
     Real Estate Securities                             5-20%            5-20%
     Gold Securities                                    0-10%               0%
     Precious Metals and Minerals Securities               0%            0-10%

Mark Johnson will manage the new "Precious Metals and Minerals Securities" category. The answer to the third Q and A on page 6 of the prospectus also will be changed to reflect that the precious metals and minerals securities category was selected to provide a positive total return during inflationary periods.


(*) EFFECTIVE OCTOBER 1, 2001, THE FOLLOWING  INFORMATION  REPLACES GOLD MINING
    RISK FOUND ON PAGE 3.

         * PRECIOUS METALS AND MINERALS RISK involves the risk that the value of the Fund's investments in the securities of precious metals and minerals companies will decrease because of a decrease in the value of precious metals and minerals.

(*) EFFECTIVE OCTOBER 1, 2001, THE FOLLOWING  INFORMATION  REPLACES THE Q AND A
    FOUND ON PAGE 7.

    Q What actions are taken to keep the Fund's asset allocations within the target ranges?

    A If market action causes the actual assets of the Fund in one or more investment categories to move outside the ranges, we will make adjustments to rebalance the portfolio. In general, we will rebalance the portfolio at least once during each quarter. In rebalancing the Fund's portfolio, we will buy or sell securities to return the actual allocation of the Fund's assets to within its target ranges. For example, the Fund's portfolio could begin a quarter with its assets allocated 45% in U.S. stocks, 25% in international stocks, 15% in U.S. government securities, 10% in real estate securities, and 5% in precious metals and minerals securities. During the quarter, a strong stock market coupled with weak real estate and precious metals and minerals markets could leave the portfolio with 57% in U.S. stocks, 25% in international stocks, 15% in U.S. government securities, 3% in real estate securities, and 0% in precious metals and minerals securities. In this case, we would sell U.S. stocks and could use the proceeds to buy more real estate securities in order to bring the U.S. stocks and the real estate securities back to within their target ranges.

(*) EFFECTIVE  OCTOBER  1,  2001,  THE  FOLLOWING   INFORMATION   REPLACES  THE
    INFORMATION FOUND UNDER THE GOLD SECURITIES SECTION OF "FUND INVESTMENTS" ON PAGE 11.


PRECIOUS METALS AND MINERALS SECURITIES

    Q What role do precious metals and minerals securities play in the Fund's portfolio?

    A Precious metals and minerals securities have been selected for their perceived potential to increase in value during inflationary periods.

    Q What types of precious metals and minerals securities are included in the Fund's portfolio?

    A We will invest the Fund's assets devoted to this category in equity securities of companies principally engaged in the exploration, mining, or processing of gold and other precious metals and minerals. The securities may consist of common stocks, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

    VOLATILITY OF PRECIOUS METALS AND MINERALS SECURITIES. Precious metals and minerals securities involve additional risk because of commodity price volatility and the increased impact such volatility has on the profitability of precious metals and minerals mining companies. However, since the market action of such securities has tended to move independently of the broader financial markets, the addition of precious metals and minerals mining securities to your portfolio may reduce overall fluctuations in portfolio value.

    Q How are the decisions to buy and sell precious metals and minerals securities made?

    A We look for well-managed and prudently financed low-cost producers with good production or reserve growth potential that sell at reasonable valuations on a risk-adjusted basis. We will sell these securities when they no longer meet these criteria.

(*) THE FOLLOWING  INFORMATION  REPLACES SIMILAR INFORMATION FOUND IN THE "FUND
    MANAGEMENT" SECTION ON PAGE 12.

USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. As of the date of this prospectus, we had approximately $43 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Trustees. For our services, the Fund pays us an annual fee. This fee, which is accrued daily and paid monthly, is computed as a percentage of average net assets. The fee was computed and paid at three-fourths of one percent (.75%) of average net assets for the fiscal year ended May 31, 2001.

Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Global Flexible Portfolio Fund Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper Index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2005, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

 OVER/UNDER PERFORMANCE RELATIVE TO INDEX             ANNUAL ADJUSTMENT RATE
          (IN BASIS POINTS) 1                  (IN BASIS POINTS AS A PERCENTAGE
                                                 OF A FUND'S AVERAGE NET ASSETS)
             +/- 100 to 400                                   +/- 4
             +/- 401 to 700                                   +/- 5
           +/- 701 and greater                                +/- 6

--------
  1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%).

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Fund.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
38911-0701

USAA                         USAA INVESTMENT TRUST
EAGLE                     Growth and Tax Strategy Fund
LOGO

                        SUPPLEMENT DATED AUGUST 1, 2001
                            TO THE FUND'S PROSPECTUS
                             DATED OCTOBER 1, 2000

(*) THE FOLLOWING  INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "COULD
    THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?" SECTION ON PAGE 3.

===============================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDING DECEMBER 31, 2000)

                                                                       Life of
                                          Past       Past     Past      Fund
                                         1 Year    5 Years   10 Years  (1/11/89)
-------------------------------------------------------------------------------
 Growth and Tax Strategy Fund             -.66%      9.35%     9.84%     9.64%
-------------------------------------------------------------------------------
 Lipper Balanced Fund Index*              2.39%     11.80%    12.45%    12.00%+
--------------------------------------------------------------------------------
 Lehman Brothers Municipal Bond Index**  11.68%      5.84%     7.32%     7.60%+
-------------------------------------------------------------------------------
 S&P 500 Index**                         -9.10%     18.33%    17.44%    16.68%+
===============================================================================

      * THE LIPPER BALANCED FUND INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS WHOSE PRIMARY OBJECTIVE IS TO CONSERVE PRINCIPAL BY MAINTAINING AT ALL TIMES A BALANCED PORTFOLIO OF BOTH STOCKS AND BONDS. TYPICALLY, THE STOCK/BOND RATIO RANGES AROUND 60%/40%.

     + THE PERFORMANCE OF THE LIPPER BALANCED FUND INDEX, THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, AND THE S&P 500 INDEX IS CALCULATED AT THE END OF THE MONTH, DECEMBER 31, 1988, WHILE THE FUND'S INCEPTION DATE IS JANUARY 11, 1989. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.

     ** THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED BENCHMARK OF TOTAL RETURN PERFORMANCE FOR THE LONG-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE, UNMANAGED INDEX THAT REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

(*) THE FOLLOWING  INFORMATION  REPLACES SIMILAR INFORMATION FOUND IN THE "FEES
    AND EXPENSES" SECTION ON PAGE 5.

ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses during the past fiscal year ended May 31, 2001, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets.

 MANAGEMENT        DISTRIBUTION         OTHER               TOTAL ANNUAL
  FEES             (12B-1) FEES        EXPENSES           OPERATING EXPENSES
--------------------------------------------------------------------------------
  .50%                None              .33%                    .83%

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

       1 YEAR             3 YEARS            5 YEARS            10 YEARS
-------------------------------------------------------------------------------
        $85               $265                $460              $1,025

(*) THE FOLLOWING  INFORMATION  REPLACES SIMILAR INFORMATION FOUND IN THE "FUND
    MANAGEMENT" SECTION ON PAGE 13.

USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. As of the date of this prospectus, we had approximately $43 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Trustees. For our services, the Fund pays us an annual fee. This fee, which is accrued daily and paid monthly, is computed as a percentage of average net assets. The fee was computed and paid at one-half of one percent (.50%) of average net assets for the fiscal year ended May 31, 2001.

Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Balanced Fund Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper Index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2005, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE RELATIVE TO INDEX             ANNUAL ADJUSTMENT RATE
          (IN BASIS POINTS) 1                  (IN BASIS POINTS AS A PERCENTAGE
                                                 OF A FUND'S AVERAGE NET ASSETS)
              +/- 20 to 50                                    +/- 4
              +/- 51 to 100                                   +/- 5
           +/- 101 and greater                                +/- 6

--------
  1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%).

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Fund.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

38910-0701

USAA                         USAA INVESTMENT TRUST
EAGLE                        Emerging Markets Fund
LOGO

                        SUPPLEMENT DATED AUGUST 1, 2001
                            TO THE FUND'S PROSPECTUS
                             DATED OCTOBER 1, 2000

(*) THE FOLLOWING  INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "COULD
    THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?" SECTION ON PAGE 3.

===============================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDING DECEMBER 31, 2000)

                                   Past          Past          Since Inception
                                  1 Year        5 Years           (11/7/94)
-------------------------------------------------------------------------------
 Emerging Markets Fund           -31.92%         -2.90%            -3.17%
-------------------------------------------------------------------------------
 Lipper Emerging
  Markets Fund Index*            -30.90%         -2.97%            -5.45%+
-------------------------------------------------------------------------------
 S&P/IFC GLOBAL
  Composite Index**              -28.77%         -3.35%            -6.73%+
===============================================================================

      * THE LIPPER EMERGING MARKETS FUND INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT SEEK LONG-TERM CAPITAL APPRECIATION BY INVESTING AT LEAST 65% OF TOTAL ASSETS IN EMERGING MARKET EQUITY SECURITIES, WHERE "EMERGING MARKET" IS DEFINED BY A COUNTRY'S GNP PER CAPITA OR OTHER ECONOMIC MEASURES.

     + THE PERFORMANCE OF THE LIPPER EMERGING MARKETS FUND INDEX AND THE S&P/IFC GLOBAL COMPOSITE INDEX IS CALCULATED AT THE END OF THE MONTH, OCTOBER 31, 1994, WHILE THE FUND'S INCEPTION DATE IS NOVEMBER 7, 1994. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.

     ** S&P/IFC GLOBAL COMPOSITE INDEX IS AN UNMANAGED BROAD-BASED INDEX OF EMERGING MARKETS PER THE WORLD BANK GNP PER CAPITAL DEFINITION.


(*) THE FOLLOWING  INFORMATION  REPLACES SIMILAR INFORMATION FOUND IN THE "FEES
    AND EXPENSES" SECTION ON PAGE 5.

ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses during the past fiscal year ended May 31, 2001, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets.

  MANAGEMENT     DISTRIBUTION        OTHER            TOTAL ANNUAL
    FEES         (12B-1) FEES      EXPENSES         OPERATING EXPENSES
-------------------------------------------------------------------------------
   1.00%           None              .51%                 1.51%

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

     1 YEAR             3 YEARS            5 YEARS            10 YEARS
------------------------------------------------------------------------------
      $154               $477                $824              $1,802

(*) THE FOLLOWING  INFORMATION  REPLACES SIMILAR INFORMATION FOUND IN THE "FUND
    MANAGEMENT" SECTION ON PAGE 10.

USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. As of the date of this prospectus, we had approximately $43 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Trustees. For our services, the Fund pays us an annual fee. This fee, which is accrued daily and paid monthly, is computed as a percentage of average net assets. The fee was computed and paid at one percent (1.00%) of average net asset for the fiscal year ended May 31, 2001.

Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Emerging Markets Fund Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper Index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2005, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE RELATIVE TO INDEX             ANNUAL ADJUSTMENT RATE
           (IN BASIS POINTS) 1                  (IN BASIS POINTS AS A PERCENTAGE
                                                 OF A FUND'S AVERAGE NET ASSETS)
             +/- 100 to 400                                   +/- 4
             +/- 401 to 700                                   +/- 5
           +/- 701 and greater                                +/- 6

---------
  1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%).

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

38950-0701

USAA                         USAA INVESTMENT TRUST
EAGLE                              Gold Fund
LOGO

                        SUPPLEMENT DATED AUGUST 1, 2001
                            TO THE FUND'S PROSPECTUS
                             DATED OCTOBER 1, 2000

(*) EFFECTIVE OCTOBER 1, 2001, THE NAME OF THE GOLD FUND SHALL BE CHANGED TO THE "PRECIOUS METALS AND MINERALS FUND."

(*) THE FOLLOWING  INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "COULD
    THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?" SECTION ON PAGE 3.

===============================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDING DECEMBER 31, 2000)
                                                                        Life of
                           Past           Past           Past            Fund
                          1 Year         5 Years       10 Years        (8/15/84)
-------------------------------------------------------------------------------
Gold Fund                 -14.98%        -10.65%          -2.87%         -3.13%
-------------------------------------------------------------------------------
Lipper Gold-Oriented
 Fund Index*              -17.34%        -15.08%          -4.98%         -1.45%+
-------------------------------------------------------------------------------
S&P 500 Index**            -9.10%         18.33%          17.44%         17.34%+
-------------------------------------------------------------------------------
Philadelphia Gold &
 Silver Index**           -24.36%        -15.65%          -6.16%         -3.71%+
-------------------------------------------------------------------------------
London Gold**              -5.44%         -6.64%          -3.36%         -1.49%+
================================================================================

      * THE LIPPER GOLD-ORIENTED FUND INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 10 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT INVEST AT LEAST 65% OF THEIR EQUITY PORTFOLIO IN SHARES OF GOLD MINES, GOLD-ORIENTED MINING FINANCE HOUSES, GOLD COINS, OR BULLION.

     + THE PERFORMANCE OF THE LIPPER GOLD-ORIENTED FUND INDEX, THE S&P 500 INDEX, THE PHILADELPHIA GOLD & SILVER INDEX, AND THE LONDON GOLD IS CALCULATED AT THE END OF THE MONTH, JULY 31, 1984, WHILE THE FUND'S INCEPTION DATE IS AUGUST 15, 1984. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.

     ** THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE UNMANAGED INDEX THAT REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. THE PHILADELPHIA GOLD & SILVER INDEX IS AN INDEX REPRESENTING NINE HOLDINGS IN THE GOLD AND SILVER SECTOR, TYPICALLY REFERRED TO AS THE XAU. LONDON GOLD IS A TRADITIONAL GOLD BULLION INDEX.

(*) THE FOLLOWING  INFORMATION  REPLACES SIMILAR INFORMATION FOUND IN THE "FEES
    AND EXPENSES" SECTION ON PAGE 5.

ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses during the past fiscal year ended May 31, 2001, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets.

 MANAGEMENT      DISTRIBUTION         OTHER                  TOTAL ANNUAL
   FEES          (12B-1) FEES        EXPENSES              OPERATING EXPENSES
-------------------------------------------------------------------------------
  .75%             None               1.01%                      1.76%

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

      1 YEAR             3 YEARS            5 YEARS            10 YEARS
-------------------------------------------------------------------------------
       $179               $554                $954              $2,073

(*) THE FOLLOWING  INFORMATION  REPLACES SIMILAR INFORMATION FOUND IN THE "FUND
    MANAGEMENT" SECTION ON PAGE 8.

USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. As of the date of this prospectus, we had approximately $43 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Trustees. For our services, the Fund pays us an annual fee. This fee, which is accrued daily and paid monthly, is computed as a percentage of average net assets. The fee was computed and paid at three-fourths of one percent (.75%) of average net assets for the fiscal year ended May 31, 2001.

Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Gold-Oriented Fund Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper Index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2005, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE RELATIVE TO INDEX             ANNUAL ADJUSTMENT RATE
           (IN BASIS POINTS) 1                  (IN BASIS POINTS AS A PERCENTAGE
                                                 OF A FUND'S AVERAGE NET ASSETS)
             +/- 100 to 400                                   +/- 4
             +/- 401 to 700                                   +/- 5
           +/- 701 and greater                                +/- 6

----------
  1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%).

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

38915-0701

USAA                         USAA INVESTMENT TRUST
EAGLE                          International Fund
LOGO

                        SUPPLEMENT DATED AUGUST 1, 2001
                            TO THE FUND'S PROSPECTUS
                             DATED OCTOBER 1, 2000

(*) THE FOLLOWING  INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "COULD
    THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?" SECTION ON PAGE 3.

===============================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDING DECEMBER 31, 2000)

                                                                       Life of
                                          Past      Past     Past       Fund
                                         1 Year    5 Years  10 Years  (7/11/88)
-------------------------------------------------------------------------------
 International Fund                      -10.82%    9.15%    10.56%     9.40%
-------------------------------------------------------------------------------
 Lipper International Fund Index*        -14.72%   10.20%    10.34%     8.40%+
-------------------------------------------------------------------------------
 Morgan Stanley Capital International
  (MSCI) EAFE Index**                    -14.17%    7.13%      8.24%    6.24%+
===============================================================================

      * THE LIPPER INTERNATIONAL FUND INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT INVEST THEIR ASSETS IN SECURITIES WITH PRIMARY TRADING MARKETS OUTSIDE OF THE UNITED STATES.

     + THE PERFORMANCE OF THE LIPPER INTERNATIONAL FUND INDEX AND THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX IS CALCULATED AT THE END OF THE MONTH, JUNE 30, 1988, WHILE THE FUND'S INCEPTION DATE IS JULY 11, 1988. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.

     ** MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE MOVEMENTS OF STOCK MARKETS IN EUROPE, AUSTRALIA, AND THE FAR EAST BY REPRESENTING A BROAD SELECTION OF DOMESTICALLY LISTED COMPANIES WITHIN EACH MARKET.

(*) THE FOLLOWING  INFORMATION  REPLACES SIMILAR INFORMATION FOUND IN THE "FEES
    AND EXPENSES" SECTION ON PAGE 5.

ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses during the past fiscal year ended May 31, 2001, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets.

  MANAGEMENT       DISTRIBUTION      OTHER                  TOTAL ANNUAL
    FEES           (12B-1) FEES     EXPENSES              OPERATING EXPENSES
-------------------------------------------------------------------------------
    .75%              None           .52%                       1.27%

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

     1 YEAR             3 YEARS            5 YEARS            10 YEARS
-------------------------------------------------------------------------------
      $129               $403                $697              $1,534

(*) THE FOLLOWING  INFORMATION  REPLACES SIMILAR INFORMATION FOUND IN THE "FUND
    MANAGEMENT" SECTION ON PAGE 8.

USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. As of the date of this prospectus, we had approximately $43 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Trustees. For our services, the Fund pays us an annual fee. This fee, which is accrued daily and paid monthly, is computed as a percentage of average net assets. The fee was computed and paid at three-fourths of one percent (.75%) of average net assets for the fiscal year ended May 31, 2001.

Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper International Fund Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper Index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2005, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE RELATIVE TO INDEX             ANNUAL ADJUSTMENT RATE
           (IN BASIS POINTS) 1                  (IN BASIS POINTS AS A PERCENTAGE
                                                 OF A FUND'S AVERAGE NET ASSETS)
             +/- 100 to 400                                   +/- 4
             +/- 401 to 700                                   +/- 5
           +/- 701 and greater                                +/- 6

--------
  1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%).

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Fund.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

38916-0701

USAA                         USAA INVESTMENT TRUST
EAGLE                          World Growth Fund
LOGO

                        SUPPLEMENT DATED AUGUST 1, 2001
                            TO THE FUND'S PROSPECTUS
                             DATED OCTOBER 1, 2000

(*) THE FOLLOWING  INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "COULD
    THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?" SECTION ON PAGE 3.

===============================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDING DECEMBER 31, 2000)

                                           Past         Past    Since Inception
                                          1 Year       5 Years    (10/1/92)
-------------------------------------------------------------------------------
 World Growth Fund                        -11.20%      11.48%       11.73%
-------------------------------------------------------------------------------
 Lipper Global Fund Index*                 -8.50%      13.19%       13.36%+
-------------------------------------------------------------------------------
 Morgan Stanley Capital International
 (MSCI)  World Index**                    -13.18%      12.12%       13.02%+
===============================================================================

      * THE LIPPER GLOBAL FUND INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT INVEST AT LEAST 25% OF THEIR PORTFOLIO IN SECURITIES TRADED OUTSIDE OF THE UNITED STATES AND THAT MAY OWN U.S. SECURITIES AS WELL.

     + THE PERFORMANCE OF THE LIPPER GLOBAL FUND INDEX AND THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX IS CALCULATED AT THE END OF THE MONTH, SEPTEMBER 30, 1992, WHILE THE FUND'S INCEPTION DATE IS OCTOBER 1, 1992. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.

     ** MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE MOVEMENTS OF WORLD STOCK MARKETS BY REPRESENTING A BROAD SELECTION OF DOMESTICALLY LISTED COMPANIES WITHIN EACH MARKET.

(*) THE FOLLOWING  INFORMATION  REPLACES SIMILAR INFORMATION FOUND IN THE "FEES
    AND EXPENSES" SECTION ON PAGE 5.

ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses during the past fiscal year ended May 31, 2001, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets.

  MANAGEMENT       DISTRIBUTION          OTHER                TOTAL ANNUAL
    FEES          (12B-1) FEES         EXPENSES            OPERATING EXPENSES
--------------------------------------------------------------------------------
    .75%              None               .51%                     1.26%

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

         1 YEAR             3 YEARS            5 YEARS            10 YEARS
-----------------------------------------------------------------------------
         $128               $400                $692              $1,523

(*) THE FOLLOWING  INFORMATION  REPLACES SIMILAR INFORMATION FOUND IN THE "FUND
    MANAGEMENT" SECTION ON PAGE 8.

USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. As of the date of this prospectus, we had approximately $43 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Trustees. For our services, the Fund pays us an annual fee. This fee, which is accrued daily and paid monthly, is computed as a percentage of average net assets. The fee was computed and paid at three-fourths of one percent (.75%) of average net assets for the fiscal year ended May 31, 2001.

Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Global Fund Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper Index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2005, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE RELATIVE TO INDEX             ANNUAL ADJUSTMENT RATE
          (IN BASIS POINTS) 1                  (IN BASIS POINTS AS A PERCENTAGE
                                                OF A FUND'S AVERAGE NET ASSETS)
            +/- 100 to 400                                   +/- 4
            +/- 401 to 700                                   +/- 5
          +/- 701 and greater                                +/- 6

---------
  1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%).

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Fund.

(*) AS OF JULY 30, 2001,  WILLIAM VAN ARNUM  REPLACES CURT ROHRMAN AS PORTFOLIO
    MANAGER OF THE DOMESTIC SECURITIES SECTION OF THE FUND.

DOMESTIC SECURITIES

William Van Arnum, CFA, portfolio manager of Equity Investments, has managed the Fund's investment in domestic securities since July 30, 2001. He has 14 years' investment management experience and has worked for us since June 2000. Prior to joining us, he worked for the University of California, Office of the Treasurer, from August 1992 to May 2000. He earned the Charter Financial Analyst designation in 1989 and is a member of the Association for Investment Management and Research and the San Francisco Financial Analyst Society, Inc. He holds an MBA from San Francisco State University and a BS from California Polytechnic State University, San Luis Obispo.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

38917-0701

USAA                         USAA INVESTMENT TRUST
EAGLE                              GNMA Trust
LOGO

                        SUPPLEMENT DATED AUGUST 1, 2001
                            TO THE FUND'S PROSPECTUS
                             DATED OCTOBER 1, 2000

(*) THE FOLLOWING  INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "COULD
    THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?" SECTION ON PAGE 3.

===============================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDING DECEMBER 31, 2000)

                                         Past           Past    Since Inception
                                        1 Year         5 Years     (2/1/91)
-------------------------------------------------------------------------------
 GNMA Trust                             12.17%          5.70%        7.16%
-------------------------------------------------------------------------------
 Lipper GNMA Fund Index**               10.58%          6.10%        7.02%+
-------------------------------------------------------------------------------
 Lehman Brothers GNMA 30-Year Index*    11.14%          6.98%        7.86%+
===============================================================================

      * THE LIPPER GNMA FUND INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 10 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT INVEST AT LEAST 65% OF THEIR ASSETS IN GOVERNMENT NATIONAL MORTGAGE ASSOCIATION SECURITIES.

     + THE PERFORMANCE OF THE LIPPER GNMA FUND INDEX AND THE LEHMAN BROTHERS GNMA 30-YEAR INDEX IS CALCULATED AT THE END OF THE MONTH, JANUARY 31, 1991, WHILE THE FUND'S INCEPTION DATE IS FEBRUARY 1, 1991. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.

     ** THE LEHMAN BROTHERS GNMA 30-YEAR INDEX IS AN UNMANAGED INDEX OF PASS-THROUGH SECURITIES WITH AN ORIGINAL MATURITY OF 30 YEARS.

(*) THE FOLLOWING  INFORMATION  REPLACES SIMILAR INFORMATION FOUND IN THE "FEES
    AND EXPENSES" SECTION ON PAGE 5.

ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses during the past fiscal year ended May 31, 2001, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets.

  MANAGEMENT      DISTRIBUTION         OTHER                  TOTAL ANNUAL
    FEES         (12B-1) FEES         EXPENSES              OPERATING EXPENSES
-------------------------------------------------------------------------------
    .13%           None                 .33%                       .46%

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

       1 YEAR             3 YEARS            5 YEARS            10 YEARS
------------------------------------------------------------------------------
        $46               $145                $254               $571

(*) THE FOLLOWING  INFORMATION  REPLACES SIMILAR INFORMATION FOUND IN THE "FUND
    MANAGEMENT" SECTION ON PAGE 9.

USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. As of the date of this prospectus, we had approximately $43 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Directors. For our services, the Fund pays us an annual fee. This fee, which is accrued daily and paid monthly, is computed as a percentage of average net assets. This fee was computed and paid at one-eighth of one percent (.125%) of average net assets for the fiscal year ended May 31, 2001.

Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper GNMA Fund Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper Index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2005, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE RELATIVE TO INDEX             ANNUAL ADJUSTMENT RATE
           (IN BASIS POINTS) 1                  (IN BASIS POINTS AS A PERCENTAGE
                                                 OF A FUND'S AVERAGE NET ASSETS)
              +/- 20 to 50                                    +/- 4
              +/- 51 to 100                                   +/- 5
           +/- 101 and greater                                +/- 6

---------
  1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%).

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Fund.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
38918-0701

USAA                         USAA INVESTMENT TRUST
EAGLE                     Treasury Money Market Trust
LOGO

                        SUPPLEMENT DATED AUGUST 1, 2001
                            TO THE FUND'S PROSPECTUS
                             DATED OCTOBER 1, 2000



(*) THE FOLLOWING  INFORMATION  REPLACES SIMILAR INFORMATION FOUND IN THE "FEES
    AND EXPENSES" SECTION ON PAGE 5.

ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses during the past fiscal year ended May 31, 2001, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets.

   MANAGEMENT       DISTRIBUTION          OTHER              TOTAL ANNUAL
     FEES          (12B-1) FEES         EXPENSES          OPERATING EXPENSES
-------------------------------------------------------------------------------
     .13%             None               .32%                   .45%

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

       1 YEAR             3 YEARS            5 YEARS            10 YEARS
-------------------------------------------------------------------------------
        $46               $144                $251               $564

(*) THE FOLLOWING  INFORMATION  REPLACES SIMILAR INFORMATION FOUND IN THE "FUND
    MANAGEMENT" SECTION ON PAGE 8.

USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. As of the date of this prospectus, we had approximately $43 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Directors. For our services, the Fund pays us an annual fee. This fee, which is accrued daily and paid monthly, is computed as a percentage of average net assets. The fee was computed and paid at one-eighth of one percent (.125%) of average net assets for the fiscal year ended May 31, 2001.

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

38919-0701

USAA
EAGLE                         USAA INVESTMENT TRUST
LOGO             INCOME STRATEGY FUND, BALANCED STRATEGY FUND,
                CORNERSTONE STRATEGY FUND, GROWTH STRATEGY FUND,
              GROWTH AND TAX STRATEGY FUND, EMERGING MARKETS FUND,
               GOLD FUND, INTERNATIONAL FUND, WORLD GROWTH FUND,
                  GNMA TRUST, AND TREASURY MONEY MARKET TRUST

                          SUPPLEMENT DATED AUGUST 1, 2001
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED OCTOBER 1, 2000

(*) CHANGE OF THE GOLD FUND'S NAME

Effective October 1, 2001, the name of the Gold Fund shall be changed to the "Precious Metals and Minerals Fund."

(*) THE  FOLLOWING  INFORMATION  REPLACES  THE  SECTION  ENTITLED  PUT AND CALL
    OPTIONS,   FINANCIAL  FUTURES  CONTRACTS,   OPTIONS  ON  FINANCIAL  FUTURES
    CONTRACTS UNDER THE "INVESTMENT POLICIES" SECTION ON PAGE 8.

DERIVATIVES

Each Fund (except the Treasury Money Market Trust) may buy and sell certain types of derivatives, such as options, futures contracts, options on futures contracts, and swaps under circumstances in which such instruments are expected by the Manager to aid in achieving each Fund's investment objective. Each Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

     Derivatives, such as options, futures contracts, options on futures contracts, and swaps enable a Fund to take both "short" positions (positions which anticipate a decline in the market value of a particular asset or index) and "long" positions (positions which anticipate an increase in the market value of a particular asset or index). Each Fund may also use strategies which involve simultaneous short and long positions in response to specific market conditions, such as where the Manager anticipates unusually high or low market volatility.

     The Manager may enter into derivative positions for each Fund for either hedging or non hedging purposes. The term hedging is applied to defensive strategies designed to protect a Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or "anticipatory" hedge). Non hedging strategies include strategies designed to produce incremental income (such as the option writing strategy described below) or "speculative" strategies, which are undertaken to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

FUTURES CONTRACTS

Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

     The purchase of a futures contract on an equity security or an index of equity securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. Each Fund will initially be required to deposit with the Trust's custodian or the futures commission merchant effecting the futures transaction an amount of "initial margin" in cash or securities, as permitted under applicable regulatory policies.

     Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance margin") to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as "marking to market." For example, when a Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when a Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

     At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position that will terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

     In transactions establishing a long position in a futures contract, assets equal to the face value of the futures contract will be identified by each Fund to the Trust's custodian for maintenance in a separate account to insure that the use of such futures contracts is unleveraged. Similarly, assets having a value equal to the aggregate face value of the futures contract will be identified with respect to each short position. Each Fund will utilize such assets and methods of cover as appropriate under applicable exchange and regulatory policies.

OPTIONS

Each Fund (except the Treasury Money Market Trust) may use options to implement its investment strategy. There are two basic types of options: "puts" and "calls." Each type of option can establish either a long or a short position, depending upon whether a Fund is the purchaser or a writer of the option. A call option on a security, for example, gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying asset at the exercise price during the option period. Conversely, a put option on a security gives the purchaser the right to sell, and the writer the obligation to buy, the underlying asset at the exercise price during the option period.

     Purchased options have defined risk, that is, the premium paid for the option, no matter how adversely the price of the underlying asset moves, while affording an opportunity for gain corresponding to the increase or decrease in the value of the optioned asset. In general, a purchased put increases in value as the value of the underlying security falls and a purchased call increases in value as the value of the underlying security rises.

     The principal reason to write options is to generate extra income (the premium paid by the buyer). Written options have varying degrees of risk. An uncovered written call option theoretically carries unlimited risk, as the market price of the underlying asset could rise far above the exercise price before its expiration. This risk is tempered when the call option is covered, that is, when the option writer owns the underlying asset. In this case, the writer runs the risk of the lost opportunity to participate in the appreciation in value of the asset rather than the risk of an out-of-pocket loss. A written put option has defined risk, that is, the difference between the agreed-upon price that a Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.

     The obligation of the writer of an option continues until the writer effects a closing purchase transaction or until the option expires. To secure its obligation to deliver the underlying asset in the case of a call option, or to pay for the underlying asset in the case of a put option, a covered writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the applicable clearing corporation and exchanges.

     Among the options that each Fund may enter are options on securities indices. In general, options on indices of securities are similar to options on the securities themselves except that delivery requirements are different. For example, a put option on an index of securities does not give the holder the right to make actual delivery of a basket of securities but instead gives the holder the right to receive an amount of cash upon exercise of the option if the value of the underlying index has fallen below the exercise price. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. As with options on equity securities, or futures contracts, a Fund may offset its position in index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

     A securities index assigns relative values to the securities included in the index and the index options are based on a broad market index. In connection with the use of such options, a Fund may cover its position by identifying assets having a value equal to the aggregate face value of the option position taken.

OPTIONS ON FUTURES CONTRACTS

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

LIMITATIONS AND RISKS OF OPTIONS AND FUTURES ACTIVITY

Each Fund (except the Treasury Money Market Trust) may not establish a position in a futures contract or purchase or sell an option on a futures contract for other than bona fide hedging purposes if, immediately thereafter, the sum of the amount of initial margin deposits and premiums required to establish such positions for such non hedging purposes would exceed 5% of the market value of the Fund's net assets.

     As noted above, each Fund (except the Treasury Money Market Trust) may engage in both hedging and non hedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. Each Fund's ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in its holdings correlate with price movements of the futures and options.

     Non hedging strategies typically involve special risks. The profitability of each Fund's non hedging strategies will depend on the ability of the Manager to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

     Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options may be closed out only on an exchange that provides a secondary market therefor. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close such an option or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively carry out its derivative strategies and might, in some cases, require the Fund to deposit cash to meet applicable margin requirements. Each Fund will enter into an option or futures position only if it appears to be a liquid investment.

SWAP ARRANGEMENTS

Each Fund (except the Treasury Money Market Trust) may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase of caps, floors and collars as described below. In an interest rate swap a Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap a Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, a Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. Purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines a cap and a floor.

     Each Fund (except the Treasury Money Market Trust) may enter credit protection swap arrangements involving the sale by the Fund of a put option on a debt security which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

     Most swaps entered into by a Fund will be on a net basis; for example, in an interest rate swap, amounts generated by application of the fixed rate and the floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold appropriate liquid assets, including cash; for swaps entered into on a net basis, assets will be segregated having a daily net asset value equal to any excess of the Fund's accrued obligations over the accrued obligations of the other party, while for swaps on other than a net basis assets will be segregated having a value equal to the total amount of the Fund's obligations.

     These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of each Fund's portfolio. However, each Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by the Commodities Futures Trading Commission for entities that are not commodity pool operators, such as the Fund. In entering a swap arrangement, a Fund is dependent upon the creditworthiness and good faith of the counterparty. Each Fund attempts to reduce the risks of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap arrangements may become illiquid to the extent that nonstandard arrangements with one counterparty are not readily transferable to another counterparty or if a market for the transfer of swap positions does not develop. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

(*) THE FOLLOWING  INFORMATION  REPLACES SIMILAR  INFORMATION FOUND IN THE
    "INVESTMENT RESTRICTIONS" SECTION ON PAGE 11.

     Under the restrictions, each of the Growth and Tax Strategy, Cornerstone Strategy, Precious Metals and Minerals, International, and World Growth Funds may not:

(1) Borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

 (2) Lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

(3) Underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

(4) Purchase securities on margin or sell securities short, except that it may obtain such short-term credits as are necessary for the clearance of securities transactions.

(5) Invest in put, call, straddle, or spread options or interests in oil, gas or other mineral exploration or development programs, except that it may purchase securities of issuers whose principal business activities fall within such areas in accordance with its investment objectives and policies.

(6) Invest more than 2% of the market value of its total assets in marketable warrants to purchase common stock. Warrants initially attached to securities and acquired by a Fund upon original issuance thereof shall be deemed to be without value.

(7) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except that each Fund may invest in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

(8)  Purchase  or sell  commodities,  except  that  each  Fund  may  invest  in
     financial   futures   contracts,   options  thereon,   and  other  similar
     instruments.

(9) Invest more than 5% of the market value of its total assets in any closed-end investment company and will not hold more than 3% of the outstanding voting stock of any closed-end investment company.

(10) Change the nature of its business so as to cease to be an investment company.

(11) Issue senior securities, except as permitted under the 1940 Act.

(12) Invest more than 25% of its total assets in one industry, except that such restrictions shall not apply to the Precious Metals and Minerals Fund (formerly Gold Fund).

     For purposes of restriction 7 above, interests in publicly traded Real Estate Investment Trusts (REITs) are not deemed to be real estate or partnership interests therein.

Each of the GNMA and Treasury Money Market Trusts may not:

(1) Borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

(2) Lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

(3) Underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

(4) Change the nature of its business so as to cease to be an investment company.

(5)  Issue senior securities, except as permitted under the 1940 Act.

(6) Purchase or sell real estate, commodities or commodity contracts, except that the GNMA Trust may invest in financial futures contracts and options thereon.

(7) Purchase any security if immediately after the purchase 25% or more of the value of its total assets will be invested in securities of issuers principally engaged in a particular industry (except that such limitation does not apply to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities).

The Emerging Markets Fund may not:

(1) Borrow money, except that it may borrow money for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings), nor will it purchase securities when its borrowings exceed 5% of its total assets.

(2) Concentrate its investments in any one industry although it may invest up to 25% of the value of its total assets in any one industry; provided, this limitation does not apply to securities issued or guaranteed by the U.S. government or its corporate instrumentalities.

(3)  Issue senior securities, except as permitted under the 1940 Act.

(4) Underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

(5) Lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

(6) Purchase or sell commodities, except that the Fund may invest in financial futures contracts, options thereon, and similar instruments.

(7) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except that the Fund may invest in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

Each of the Income Strategy, Balanced Strategy, and Growth Strategy Funds may not:

(1) Borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

(2) Concentrate its investments in any one industry although it may invest up to 25% of the value of its total assets in any one industry; provided, this limitation does not apply to securities issued or guaranteed by the U.S. government and its agencies or instrumentalities.

(3)  Issue senior securities, except as permitted under the 1940 Act.

(4) Underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

(5) Lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

(6) Purchase or sell commodities, except that each Fund may invest in financial futures contracts, options thereon, and similar instruments.

(7) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except that each Fund may invest in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

(*) THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "THE TRUST'S MANAGER" SECTION ON PAGE 19.

ADVISORY AGREEMENT

Under the Advisory Agreement, the Manager provides an investment program, carries out the investment policy and manages the portfolio assets for each Fund. For these services under the Advisory Agreement, each Fund has agreed to pay the Manager a fee computed as described under FUND MANAGEMENT in its Prospectus. Management fees are computed and accrued daily and are payable monthly. The Manager is authorized, subject to the control of the Board of Trustees of the Trust, to determine the selection, amount, and time to buy or sell securities for each Fund. The Manager compensates all personnel, officers, and Trustees of the Trust if such persons are also employees of the Manager or its affiliates.

     Except for the services and facilities provided by the Manager, the Funds pay all other expenses incurred in their operations. Expenses for which the Funds are responsible include taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; costs of preparing and distributing proxy material; costs of printing and engraving stock certificates; auditing and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Trustees who are not interested (not affiliated) persons of the Manager; costs of printing and mailing the Prospectus, SAI, and periodic reports to existing shareholders; and any other charges or fees not specifically enumerated. The Manager pays the cost of printing and mailing copies of the Prospectus, the SAI, and reports to prospective shareholders.

     The Advisory Agreement will remain in effect until July 31, 2003, for each Fund and will continue in effect from year to year thereafter for each Fund as long as it is approved at least annually by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board of Trustees (on behalf of such Fund) including a majority of the Trustees who are not interested persons of the Manager or (otherwise than as Trustees) of the Trust, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Trust or the Manager on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined by the 1940 Act).

     From time to time the Manager may, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. The Manager has voluntarily agreed to continue to limit the annual expenses of the Balanced Strategy Fund to 1.00% of the Fund's ANA, the Growth Strategy Fund to .98% of the Fund's ANA, and the Income Strategy Fund to .95% of the Fund's ANA, through September 30, 2002, and will reimburse the Fund for all expenses in excess of such limitation. After October 1, 2002, any such waiver or reimbursement may be terminated by the Manager at any time without prior notice to the shareholders.

     For the last three fiscal years ending May 31, management fees were as follows:

    FUND                             1999               2000           2001

Income Strategy                   $    295,068    $     339,472   $     312,978
Growth and Tax Strategy           $  1,179,802    $   1,303,703   $   1,279,989
Balanced Strategy                 $    588,256    $     908,744   $   1,191,097
Cornerstone Strategy              $ 10,071,779    $   8,779,370   $   7,907,419
Growth Strategy                   $  1,844,418    $   2,203,829   $   2,284,952
Emerging Markets                  $  2,408,986    $   2,889,999   $   1,704,623
Precious Metals and Minerals      $    672,400    $     623,509   $     518,002
International                     $  3,990,284    $   4,216,784   $   3,664,733
World Growth                      $  2,421,173    $   2,805,705   $   2,811,200
GNMA Trust                        $    554,601    $     567,415   $     547,148
Treasury Money Market Trust       $    160,368    $     191,122   $     197,233

As a result of the Funds' actual expenses exceeding an expense limitation, the Manager did not receive fees to which it would have been entitled as follows:

     FUND                             1999              2000            2001

Income Strategy                        -                  -              -
Balanced Strategy                   $  52,511       $   14,020           -
Treasury Money Market Trust            -                  -              -

     Beginning with the month ending July 31, 2002, each Fund's (except the Treasury Money Market Trust's) management fees will be based upon two components: a base fee, which is accrued daily and paid monthly and computed and paid at an annual rate of average net assets as follows:

      FUND                                      FEE RATE

Balanced Strategy Fund                            .75%
Cornerstone Strategy Fund                         .75%
Emerging Markets Fund                            1.00%
GNMA Trust                                        .125%
Precious Metals and Minerals Fund                 .75%
Growth and Tax Strategy Fund                      .50%
Growth Strategy Fund                              .75%
Income Strategy Fund                              .50%
International Fund                                .75%
World Growth Fund                                 .75%

and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Funds relative to its Lipper Index. Each Fund's performance will be measured as listed below.

     FUND                                     PERFORMANCE INDEX

Balanced Strategy Fund                      Lipper Balanced
Cornerstone Strategy Fund                   Lipper Global Flexible Portfolio
Emerging Markets Fund                       Lipper Emerging Markets
GNMA Trust                                  Lipper GNMA
Precious Metals and Minerals Fund           Lipper Gold-Oriented
Growth and Tax Strategy Fund                Lipper Balanced
Growth Strategy Fund                        Lipper Flexible Portfolio
Income Strategy Fund                        Lipper General Bond
International Fund                          Lipper International
World Growth Fund                           Lipper Global

With respect to the Treasury Money Market Trust, the management fee will continue to consist solely of the base fee discussed in this paragraph.

COMPUTING THE PERFORMANCE ADJUSTMENT

For any month, the base fee of each Fund will equal the Fund's average net assets for that month multiplied by the annual base fee rate for the Fund, multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The base fee is then adjusted based upon the Fund's average annual performance during the performance period compared to the average annual performance of the Fund's relevant index over the same time period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2005, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

     The annual performance adjustment rate is multiplied by the average net assets of the Fund over the performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365. The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the chart below:

                              FIXED INCOME FUNDS:
           GNMA TRUST                           GROWTH AND TAX STRATEGY FUND
       INCOME STRATEGY FUND

OVER/UNDER PERFORMANCE RELATIVE TO INDEX             ANNUAL ADJUSTMENT RATE
      (IN BASIS POINTS) 1                      (IN BASIS POINTS AS A PERCENTAGE
                                                OF A FUND'S AVERAGE NET ASSETS)
           +/- 20 to 50                                        +/- 4
           +/- 51 to 100                                       +/- 5
        +/- 101 and greater                                    +/- 6

                                 EQUITY FUNDS:
     BALANCED STRATEGY FUND                       CORNERSTONE STRATEGY FUND
     EMERGING MARKETS FUND                   PRECIOUS METALS AND MINERALS FUND
      GROWTH STRATEGY FUND                           INTERNATIONAL FUND
       WORLD GROWTH FUND

OVER/UNDER PERFORMANCE RELATIVE TO INDEX             ANNUAL ADJUSTMENT RATE
       (IN BASIS POINTS) 1                     (IN BASIS POINTS AS A PERCENTAGE
                                                OF A FUND'S AVERAGE NET ASSETS)
          +/- 100 to 400                                       +/- 4
          +/- 401 to 700                                       +/- 5
        +/- 701 and greater                                    +/- 6

----------
  1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%).

For example, assume that a fixed income fund with average net assets of $900 million has a base fee of .30 of 1% (30 basis points) of the fund's average net assets. Also assume that the fund had average net assets during the performance period of $850 million. The following examples demonstrate the effect of the performance adjustment during a given 30-day month in various market environments, including situations in which the fund has outperformed, underperformed, and approximately matched its relevant index:

                                                                            EXAMPLES
                                      1             2            3             4           5            6
Fund Performance (a)                 6.80%         5.30%        4.30%        (7.55%)    (-5.20%)      (3.65%)
Index Performance (a)                4.75%         5.15%        4.70%        (8.50%)    (-3.75%)      (3.50%)
                                     -----         -----        -----         -----      ------        -----
Over/Under Performance (b)          + 205          +15          - 40         + 95        - 145         - 15
Annual Adjustment Rate (b)            + 6            0            -4          + 5          - 6            0
Monthly Adjustment Rate (c)          .0049%         n/a        (.0033%)      .0041%     (.0049%)         n/a
Base Fee for Month                 $ 221,918     $ 221,918    $ 221,918     $221,918    $ 221,918    $ 221,918
Performance Adjustment                41,650             0      (28,050)      34,850      (41,650)           0
                                   ---------------------------------------------------------------------------
Monthly Fee                        $ 263,568     $ 221,918    $ 193,868     $256,768    $ 180,268    $ 221,918
                                   ===========================================================================

---------
   (a)  Average annual performance over a 36-month period
   (b)  In basis points
   (c) Annual Adjustment Rate divided by 365, multiplied by 30, and stated as a percentage

     Each Fund measures its investment performance by comparing the beginning and ending redeemable value of an investment in the Fund during the measurement period, assuming the reinvestment of dividends and capital gains distributions during the period. Lipper uses this same methodology when it measures the investment performance of the component mutual funds within the respective Lipper Index. Because the adjustment to the base fee is based upon the Fund's performance compared to the investment record of its respective Index, the controlling factor as to whether a performance adjustment will be made is not whether the Fund's performance is up or down per se, but whether it is up or down more or less than the record of its respective Index. Moreover, the comparative investment performance of the Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

ADMINISTRATION AND SERVICING AGREEMENT

Under an Administration and Servicing Agreement effective August 1, 2001, the Manager is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Funds. IMCO will generally assist in all aspects of the Funds' operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide and maintain an appropriate fidelity bond; process and coordinate purchases and redemptions and coordinate and implement wire transfers in connection therewith; execute orders under any offer of exchange involving concurrent purchases and redemptions of shares of one or more funds in the USAA family of funds; respond to shareholder inquiries; assist in processing shareholder proxy statements, reports, prospectuses, and other shareholder communications; furnish statements and confirms of all account activity; respond to shareholder complaints and other correspondence; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. For these services under the Administration and Servicing Agreement, the Trust has agreed to pay the Manager a fee computed daily and paid monthly, at an annual rate equal to fifteen one-hundredths of one percent (.15%) of the average net assets for each Fund except the Treasury Money Market Trust and one-tenth of one percent (.10%) of the average net assets for the Treasury Money Market Trust. We may also delegate one or more of our responsibilities to others at our expense.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


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